UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Aerospace & Defense – 3.6%
160,611	Honeywell International, Inc.	$ 16,735,666
105,866	The Boeing Co.	14,876,291
37,819	United Technologies Corp.	4,431,252

		36,043,209

Airlines* – 0.5%
92,856	United Continental Holdings, Inc.	5,069,009

Auto Components – 0.7%
114,295	BorgWarner, Inc.	6,874,844

Automobiles* – 0.6%
22,135	Tesla Motors, Inc.	5,551,458

Beverages – 0.7%
165,056	Coca-Cola Enterprises, Inc.	7,300,427

Biotechnology – 5.4%
28,428	Alexion Pharmaceuticals, Inc.*	4,657,644
88,321	Amgen, Inc.	13,801,039
22,407	Biogen, Inc.*	8,895,355
60,171	Celgene Corp.*	6,885,969
85,941	Cepheid, Inc.*	4,741,365
134,571	Gilead Sciences, Inc.*	15,108,286

		54,089,658

Capital Markets* – 0.2%
9,160	Affiliated Managers Group, Inc.	2,048,726

Chemicals – 4.0%
36,060	Airgas, Inc.	3,675,956
71,011	Ashland, Inc.	9,046,801
374,222	Axalta Coating Systems Ltd.*	12,817,104
50,424	International Flavors & Fragrances, Inc.	6,002,473
30,798	The Sherwin-Williams Co.	8,875,368

		40,417,702

Commercial Banks – 1.3%
211,875	First Republic Bank	12,829,031

Communications Equipment – 1.3%
191,236	QUALCOMM, Inc.	13,325,324

Computers & Peripherals – 8.3%
547,288	Apple, Inc.	71,300,681
435,324	EMC Corp.	11,466,434

		82,767,115

Construction & Engineering* – 0.3%
99,782	Quanta Services, Inc.	2,925,608

Consumer Finance – 2.1%
85,295	American Express Co.	6,799,718
333,094	Navient Corp.	6,418,721
794,872	SLM Corp.*	8,155,387

		21,373,826

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.8%
131,580	Avery Dennison Corp.	$ 8,146,118

Distributors* – 0.6%
220,517	LKQ Corp.	6,300,171

Diversified Financial Services – 1.3%
54,028	Intercontinental Exchange, Inc.	12,792,750

Electrical Equipment* – 1.0%
80,913	Generac Holdings, Inc.	3,380,545
118,320	Sensata Technologies Holding NV	6,518,249

		9,898,794

Electronic Equipment, Instruments & Components – 0.5%
92,013	Amphenol Corp. Class A	5,249,342

Energy Equipment & Services – 1.4%
23,239	Baker Hughes, Inc.	1,497,986
10,637	Cameron International Corp.*	545,997
78,141	Halliburton Co.	3,547,602
87,447	Schlumberger Ltd.	7,937,564

		13,529,149

Food & Staples Retailing – 3.6%
95,175	Costco Wholesale Corp.	13,571,003
176,320	Walgreens Boots Alliance, Inc.	15,135,309
179,867	Whole Foods Market, Inc.	7,417,715

		36,124,027

Food Products – 2.5%
77,484	Keurig Green Mountain, Inc.	6,682,220
133,121	McCormick & Co., Inc.	10,449,999
130,834	The Hain Celestial Group, Inc.*	8,277,867

		25,410,086

Health Care Equipment & Supplies – 1.2%
140,455	Abbott Laboratories	6,826,113
10,054	Intuitive Surgical, Inc.*	4,903,839

		11,729,952

Health Care Providers & Services – 1.5%
25,633	Aetna, Inc.	3,023,925
48,954	McKesson Corp.	11,613,357

		14,637,282

Health Care Technology* – 0.6%
91,694	Cerner Corp.	6,170,089

Hotels, Restaurants & Leisure – 4.9%
4,473	Chipotle Mexican Grill, Inc.*	2,753,221
217,866	Hilton Worldwide Holdings, Inc.*	6,309,399
38,790	Las Vegas Sands Corp.	1,971,696
38,511	Panera Bread Co. Class A*	7,009,002
294,114	Starbucks Corp.	15,282,163
173,878	Yum! Brands, Inc.	15,668,147

		48,993,628

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 0.5%
147,446	Toll Brothers, Inc.	$ 5,333,122

Household Products – 1.5%
227,809	Colgate-Palmolive Co.	15,215,363

Industrial Conglomerates – 0.7%
81,547	Danaher Corp.	7,039,137

Internet & Catalog Retail* – 3.5%
42,659	Amazon.com, Inc.	18,310,522
14,767	Netflix, Inc.	9,215,494
6,072	The Priceline Group, Inc.	7,116,627

		34,642,643

Internet Software & Services – 7.7%
25,192	Demandware, Inc.*	1,568,958
98,182	eBay, Inc.*	6,024,447
40,774	Equinix, Inc.	10,930,286
199,835	Facebook, Inc. Class A*	15,824,934
38,919	GoDaddy, Inc. Class A*	1,048,089
26,286	Google, Inc. Class A*	14,334,281
27,558	Google, Inc. Class C*	14,663,887
49,277	LinkedIn Corp. Class A*	9,605,566
59,177	Twitter, Inc.*	2,170,021
28,980	Yahoo!, Inc.*	1,244,256

		77,414,725

IT Services – 2.6%
10,402	Alliance Data Systems Corp.*	3,100,108
37,276	Cognizant Technology Solutions Corp. Class A*	2,412,503
25,740	Fidelity National Information Services, Inc.	1,613,898
33,363	Fiserv, Inc.*	2,674,044
17,522	FleetCor Technologies, Inc.*	2,665,797
29,019	Global Payments, Inc.	3,029,003
17,063	International Business Machines Corp.	2,894,738
87,507	MasterCard, Inc. Class A	8,073,396

		26,463,487

Life Sciences Tools & Services – 0.3%
83,371	Agilent Technologies, Inc.	3,434,051

Machinery – 1.4%
31,682	Caterpillar, Inc.	2,703,108
44,105	Cummins, Inc.	5,978,433
74,574	Ingersoll-Rand PLC	5,129,200

		13,810,741

Media – 4.9%
365,930	Comcast Corp. Class A	21,392,268
132,083	The Walt Disney Co.	14,578,001
376,394	Twenty-First Century Fox, Inc. Class A	12,646,838

		48,617,107

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.0%
50,345	Anadarko Petroleum Corp.	$ 4,209,346
36,396	Cimarex Energy Co.	4,204,102
41,128	Concho Resources, Inc.*	4,947,698
50,148	EOG Resources, Inc.	4,447,626
27,172	Marathon Petroleum Corp.	2,811,215
42,053	Pioneer Natural Resources Co.	6,216,695
57,201	Valero Energy Corp.	3,388,587

		30,225,269

Pharmaceuticals – 4.7%
201,535	AbbVie, Inc.	13,420,216
41,256	Actavis PLC*	12,657,753
172,718	Mylan NV*	12,544,508
32,026	Shire PLC ADR	8,331,564

		46,954,041

Real Estate Investment Trusts – 1.2%
131,637	American Tower Corp.	12,214,597

Real Estate Management & Development* – 0.5%
143,805	CBRE Group, Inc. Class A	5,499,103

Road & Rail – 1.9%
128,918	Kansas City Southern	11,667,079
318,359	Swift Transportation Co.*	7,408,214

		19,075,293

Semiconductors & Semiconductor Equipment – 1.9%
114,667	Applied Materials, Inc.	2,308,247
143,618	Broadcom Corp. Class A	8,164,683
49,825	NXP Semiconductors NV*	5,592,856
44,006	Texas Instruments, Inc.	2,460,816

		18,526,602

Software – 5.6%
35,417	Adobe Systems, Inc.*	2,801,131
58,111	Intuit, Inc.	6,052,261
189,698	Microsoft Corp.	8,889,248
488,807	Oracle Corp.	21,258,216
58,458	salesforce.com, Inc.*	4,252,820
47,175	ServiceNow, Inc.*	3,614,077
49,847	Splunk, Inc.*	3,370,654
15,092	Tableau Software, Inc. Class A*	1,708,565
47,453	VMware, Inc. Class A*	4,143,596

		56,090,568

Specialty Retail – 4.2%
53,263	Advance Auto Parts, Inc.	8,160,957
64,975	L Brands, Inc.	5,621,637
182,754	The Home Depot, Inc.	20,362,451
50,323	Ulta Salon, Cosmetics & Fragrance, Inc.*	7,680,296

		41,825,341

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 3.1%
415,395	Kate Spade & Co.*	$ 10,293,488
105,019	NIKE, Inc. Class B	10,677,282
95,003	PVH Corp.	9,941,114

		30,911,884

Tobacco – 1.5%
177,095	Altria Group, Inc.	9,067,264
66,099	Philip Morris International, Inc.	5,490,844

		14,558,108

TOTAL COMMON STOCKS		$ 997,448,507

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.4%
Repurchase Agreement – 0.4%
Joint Repurchase Agreement Account II
$4,400,000	0.098%	06/01/15	$ 4,400,000

TOTAL INVESTMENTS – 100.0%			$1,001,848,507

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(318,657)

NET ASSETS – 100.0%			$1,001,529,850

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$725,556,478

Gross unrealized gain	289,046,428
Gross unrealized loss	(12,754,399)

Net unrealized security gain	$276,292,029

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Aerospace & Defense – 2.9%
50,240	Honeywell International, Inc.	$ 5,235,008

Auto Components – 1.8%
55,788	BorgWarner, Inc.	3,355,648

Biotechnology* – 2.4%
11,121	Biogen, Inc.	4,414,926

Chemicals – 1.6%
10,389	The Sherwin-Williams Co.	2,993,902

Commercial Banks – 1.8%
54,618	First Republic Bank	3,307,120

Computers & Peripherals – 9.6%
99,346	Apple, Inc.	12,942,797
171,790	EMC Corp.	4,524,949

		17,467,746

Consumer Finance* – 2.2%
395,377	SLM Corp.	4,056,568

Diversified Financial Services – 2.5%
18,958	Intercontinental Exchange, Inc.	4,488,875

Energy Equipment & Services – 2.0%
80,721	Halliburton Co.	3,664,733

Food & Staples Retailing – 7.5%
42,528	Costco Wholesale Corp.	6,064,067
56,143	Walgreens Boots Alliance, Inc.	4,819,315
67,116	Whole Foods Market, Inc.	2,767,864

		13,651,246

Food Products – 1.8%
42,511	McCormick & Co., Inc.	3,337,114

Health Care Equipment & Supplies – 2.3%
87,746	Abbott Laboratories	4,264,456

Health Care Providers & Services – 2.5%
19,174	McKesson Corp.	4,548,648

Health Care Technology* – 1.7%
47,343	Cerner Corp.	3,185,710

Hotels, Restaurants & Leisure – 4.5%
76,523	Starbucks Corp.	3,976,135
46,482	Yum! Brands, Inc.	4,188,493

		8,164,628

Household Products – 2.0%
55,850	Colgate-Palmolive Co.	3,730,222

Internet & Catalog Retail* – 6.1%
14,453	Amazon.com, Inc.	6,203,661
4,267	The Priceline Group, Inc.	5,001,095

		11,204,756

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 9.9%
22,978	Equinix, Inc.	$ 6,159,712
9,390	Google, Inc. Class A*	5,120,555
5,584	Google, Inc. Class C*	2,971,302
19,890	LinkedIn Corp. Class A*	3,877,158

		18,128,727

IT Services – 3.2%
18,939	FleetCor Technologies, Inc.*	2,881,379
31,099	MasterCard, Inc. Class A	2,869,194

		5,750,573

Machinery – 2.0%
54,265	Ingersoll-Rand PLC	3,732,347

Media – 2.5%
133,529	Twenty-First Century Fox, Inc. Class A	4,486,574

Oil, Gas & Consumable Fuels – 2.0%
43,008	Anadarko Petroleum Corp.	3,595,899

Pharmaceuticals* – 4.7%
14,362	Actavis PLC	4,406,405
56,655	Mylan NV	4,114,853

		8,521,258

Real Estate Investment Trusts – 3.3%
64,066	American Tower Corp.	5,944,684

Road & Rail – 2.1%
42,098	Kansas City Southern	3,809,869

Semiconductors & Semiconductor Equipment* – 1.4%
23,338	NXP Semiconductors NV	2,619,691

Software – 4.0%
110,723	Oracle Corp.	4,815,343
33,528	ServiceNow, Inc.*	2,568,580

		7,383,923

Specialty Retail – 1.7%
35,143	L Brands, Inc.	3,040,572

Textiles, Apparel & Luxury Goods – 6.1%
113,622	Kate Spade & Co.*	2,815,553
44,036	NIKE, Inc. Class B	4,477,140
37,199	PVH Corp.	3,892,504

		11,185,197

TOTAL COMMON STOCKS		$179,270,620

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$3,100,000	0.098%	06/01/15	$ 3,100,000

TOTAL INVESTMENTS – 99.8%			$182,370,620

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			368,136

NET ASSETS – 100.0%			$182,738,756

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$142,910,114

Gross unrealized gain	42,908,496
Gross unrealized loss	(3,447,990)

Net unrealized security gain	$39,460,506

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND(a)

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.4%
1,261	The Boeing Co.	$ 177,196

Automobiles – 1.7%
6,162	General Motors Co.	221,647

Biotechnology* – 1.4%
442	Biogen, Inc.	175,470

Commercial Banks – 9.2%
28,275	Bank of America Corp.	466,538
3,710	Citigroup, Inc.	200,637
7,962	JPMorgan Chase & Co.	523,740

		1,190,915

Computers & Peripherals – 5.9%
4,020	Apple, Inc.	523,726
8,889	EMC Corp.	234,136

		757,862

Diversified Financial Services – 2.2%
1,181	Intercontinental Exchange, Inc.	279,637

Diversified Telecommunication Services – 2.5%
6,526	Verizon Communications, Inc.	322,645

Electric Utilities – 1.5%
5,259	FirstEnergy Corp.	187,641

Food & Staples Retailing – 6.3%
1,747	Costco Wholesale Corp.	249,105
3,201	Walgreens Boots Alliance, Inc.	274,774
7,119	Whole Foods Market, Inc.	293,587

		817,466

Food Products – 2.8%
4,891	ConAgra Foods, Inc.	188,841
2,160	McCormick & Co., Inc.	169,560

		358,401

Health Care Equipment & Supplies – 2.1%
5,610	Abbott Laboratories	272,646

Health Care Providers & Services – 1.8%
1,003	McKesson Corp.	237,942

Hotels, Restaurants & Leisure – 3.7%
3,752	Starbucks Corp.	194,954
3,170	Yum! Brands, Inc.	285,649

		480,603

Household Products – 1.5%
2,901	Colgate-Palmolive Co.	193,758

Industrial Conglomerates – 5.4%
25,635	General Electric Co.	699,066

Shares	Description	Value
Common Stocks – (continued)
Insurance – 8.2%
6,868	American International Group, Inc.	$ 402,534
2,470	MetLife, Inc.	129,082
4,659	Prudential Financial, Inc.	394,198
3,376	The Hartford Financial Services Group, Inc.	138,787

		1,064,601

Internet & Catalog Retail* – 3.8%
715	Amazon.com, Inc.	306,900
161	The Priceline Group, Inc.	188,698

		495,598

Internet Software & Services – 5.7%
609	Equinix, Inc.	163,255
396	Google, Inc. Class A*	215,947
274	Google, Inc. Class C*	145,798
1,122	LinkedIn Corp. Class A*	218,711

		743,711

Media – 2.4%
4,631	Viacom, Inc. Class B	309,721

Oil, Gas & Consumable Fuels – 6.5%
5,642	Devon Energy Corp.	367,972
1,461	Exxon Mobil Corp.	124,477
13,504	Southwestern Energy Co.*	347,998

		840,447

Pharmaceuticals – 6.2%
4,643	Mylan NV*	337,221
13,290	Pfizer, Inc.	461,828

		799,049

Real Estate Investment Trusts – 1.9%
2,712	American Tower Corp.	251,646

Road & Rail – 3.1%
9,287	Hertz Global Holdings, Inc.*	184,718
2,345	Kansas City Southern	212,223

		396,941

Software – 4.2%
9,007	Microsoft Corp.	422,068
1,525	ServiceNow, Inc.*	116,830

		538,898

Specialty Retail – 2.1%
7,212	The Gap, Inc.	276,436

Textiles, Apparel & Luxury Goods – 3.7%
3,367	NIKE, Inc. Class B	342,323
1,264	PVH Corp.	132,265

		474,588

TOTAL COMMON STOCKS		$12,564,531

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND(a)

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.3%
Repurchase Agreement – 2.3%
Joint Repurchase Agreement Account II
$300,000	0.098%	06/01/15	$ 300,000

TOTAL INVESTMENTS – 99.5%			$12,864,531

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			68,185

NET ASSETS – 100.0%			$12,932,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Formerly known as Goldman Sachs U.S. Equity Fund. Effective April 30, 2015, the Fund changed its name to the Goldman Sachs Dynamic U.S. Equity Fund.

(b)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND(a)

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,512,529

Gross unrealized gain	2,638,714
Gross unrealized loss	(286,712)

Net unrealized security gain	$2,352,002

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Aerospace & Defense – 1.0%
1,759	Honeywell International, Inc.	$ 183,288

Auto Components – 0.5%
1,504	BorgWarner, Inc.	90,466

Automobiles* – 0.3%
208	Tesla Motors, Inc.	52,166

Beverages – 0.7%
3,165	Coca-Cola Enterprises, Inc.	139,988

Biotechnology – 6.7%
2,254	Alder Biopharmaceuticals, Inc.*	95,840
1,385	Alkermes PLC*	84,624
1,707	Amgen, Inc.	266,736
504	Biogen, Inc.*	200,083
1,469	Celgene Corp.*	168,112
2,451	Cepheid, Inc.*	135,222
1,700	Gilead Sciences, Inc.*	190,859
824	Medivation, Inc.*	108,809

		1,250,285

Building Products – 0.6%
2,662	Fortune Brands Home & Security, Inc.	122,079

Chemicals – 2.6%
565	Ashland, Inc.	71,981
6,599	Axalta Coating Systems Ltd.*	226,016
839	International Flavors & Fragrances, Inc.	99,875
296	The Sherwin-Williams Co.	85,301

		483,173

Commercial Banks – 1.8%
2,394	Eagle Bancorp, Inc.*	95,257
3,900	First Republic Bank	236,145

		331,402

Commercial Services & Supplies – 2.1%
6,275	Healthcare Services Group, Inc.	189,568
5,410	Interface, Inc.	116,477
694	Stericycle, Inc.*	95,286

		401,331

Communications Equipment – 1.5%
3,902	QUALCOMM, Inc.	271,891

Computers & Peripherals – 7.5%
9,122	Apple, Inc.	1,188,414
8,468	EMC Corp.	223,047

		1,411,461

Consumer Finance – 1.6%
4,890	Navient Corp.	94,230
19,276	SLM Corp.*	197,772

		292,002

Shares	Description	Value
Common Stocks – (continued)
Distributors* – 0.5%
3,220	LKQ Corp.	$ 91,995

Diversified Financial Services – 1.3%
1,033	Intercontinental Exchange, Inc.	244,594

Diversified Telecommunication Services* – 0.8%
2,686	Level 3 Communications, Inc.	149,019

Electrical Equipment – 1.5%
2,518	Generac Holdings, Inc.*	105,202
712	Hubbell, Inc. Class B	76,917
1,687	Sensata Technologies Holding NV*	92,937

		275,056

Electronic Equipment, Instruments & Components – 0.9%
3,023	Amphenol Corp. Class A	172,462

Energy Equipment & Services – 1.9%
1,139	Dril-Quip, Inc.*	86,086
4,012	Halliburton Co.	182,145
6,493	Weatherford International PLC*	89,733

		357,964

Food & Staples Retailing – 4.3%
2,116	Costco Wholesale Corp.	301,721
3,454	Walgreens Boots Alliance, Inc.	296,491
4,858	Whole Foods Market, Inc.	200,344

		798,556

Food Products – 3.4%
3,001	Freshpet, Inc.*	59,540
1,282	Keurig Green Mountain, Inc.	110,560
2,041	McCormick & Co., Inc.	160,218
2,081	The Hain Celestial Group, Inc.*	131,665
2,475	TreeHouse Foods, Inc.*	176,542

		638,525

Health Care Equipment & Supplies – 1.3%
3,331	Abbott Laboratories	161,887
707	Teleflex, Inc.	91,019

		252,906

Health Care Providers & Services – 2.9%
1,372	Acadia Healthcare Co., Inc.*	101,720
842	Henry Schein, Inc.*	119,286
827	McKesson Corp.	196,189
632	MEDNAX, Inc.*	44,986
2,071	Surgical Care Affiliates, Inc.*	78,678

		540,859

Health Care Technology* – 0.9%
1,452	Cerner Corp.	97,705
3,821	HMS Holdings Corp.	65,110

		162,815

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 4.4%
68	Chipotle Mexican Grill, Inc.*	$ 41,855
1,108	Panera Bread Co. Class A*	201,656
4,854	Starbucks Corp.	252,214
2,662	Yum! Brands, Inc.	239,873
2,876	Zoe’s Kitchen, Inc.*	91,112

		826,710

Household Durables* – 0.3%
2,775	M/I Homes, Inc.	64,574

Household Products – 0.8%
2,212	Colgate-Palmolive Co.	147,739

Industrial Conglomerates – 0.7%
1,567	Danaher Corp.	135,263

Internet & Catalog Retail* – 3.2%
795	Amazon.com, Inc.	341,238
143	Netflix, Inc.	89,240
146	The Priceline Group, Inc.	171,118

		601,596

Internet Software & Services – 8.9%
1,869	Demandware, Inc.*	116,401
2,459	eBay, Inc.*	150,884
1,060	Equinix, Inc.	284,154
2,410	Facebook, Inc. Class A*	190,848
1,245	GoDaddy, Inc. Class A*	33,528
573	Google, Inc. Class A*	312,468
576	Google, Inc. Class C*	306,495
874	LinkedIn Corp. Class A*	170,369
4,683	OPOWER, Inc.*	55,447
2,162	Pandora Media, Inc.*	40,365

		1,660,959

IT Services – 3.2%
3,630	Black Knight Financial Services, Inc. Class A*	100,115
1,087	Fidelity National Information Services, Inc.	68,155
413	FleetCor Technologies, Inc.*	62,834
1,271	Global Payments, Inc.	132,667
2,486	MasterCard, Inc. Class A	229,358

		593,129

Life Sciences Tools & Services – 0.8%
2,116	Agilent Technologies, Inc.	87,158
1,098	PerkinElmer, Inc.	57,898

		145,056

Machinery – 2.1%
1,594	Graco, Inc.	115,708
746	IDEX Corp.	57,636
2,350	Ingersoll-Rand PLC	161,633
595	The Middleby Corp.*	64,677

		399,654

Shares	Description	Value
Common Stocks – (continued)
Media – 2.0%
3,406	Comcast Corp. Class A	$ 199,115
5,101	Twenty-First Century Fox, Inc. Class A	171,393

		370,508

Multiline Retail* – 0.6%
2,233	Burlington Stores, Inc.	117,835

Oil, Gas & Consumable Fuels – 0.6%
1,239	Anadarko Petroleum Corp.	103,593

Pharmaceuticals – 3.1%
1,497	AbbVie, Inc.	99,685
605	Actavis PLC*	185,620
2,617	Mylan NV*	190,073
375	Shire PLC ADR	97,556

		572,934

Professional Services* – 0.6%
3,534	TriNet Group, Inc.	105,773

Real Estate Investment Trusts – 0.7%
1,424	American Tower Corp.	132,133

Real Estate Management & Development* – 0.8%
4,028	CBRE Group, Inc. Class A	154,031

Road & Rail – 1.9%
1,978	Kansas City Southern	179,009
3,110	Roadrunner Transportation Systems, Inc.*	77,346
4,682	Swift Transportation Co.*	108,950

		365,305

Semiconductors & Semiconductor Equipment – 0.9%
2,992	Broadcom Corp. Class A	170,095

Software – 5.9%
2,734	Guidewire Software, Inc.*	132,462
778	Intuit, Inc.	81,029
6,814	Oracle Corp.	296,341
2,619	Red Hat, Inc.*	202,370
2,181	ServiceNow, Inc.*	167,086
1,723	Splunk, Inc.*	116,509
1,031	Tableau Software, Inc. Class A*	116,720

		1,112,517

Specialty Retail – 4.9%
938	Advance Auto Parts, Inc.	143,720
2,467	Five Below, Inc.*	82,028
1,373	L Brands, Inc.	118,792
1,194	Restoration Hardware Holdings, Inc.*	108,606
2,033	The Home Depot, Inc.	226,517
1,260	Tractor Supply Co.	109,797
805	Ulta Salon, Cosmetics & Fragrance, Inc.*	122,859

		912,319

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 4.0%
7,532	Kate Spade & Co.*	$ 186,643
2,693	NIKE, Inc. Class B	273,797
1,767	PVH Corp.	184,899
1,323	Under Armour, Inc. Class A*	103,737

		749,076

Trading Companies & Distributors – 0.4%
286	W.W. Grainger, Inc.	68,734

Wireless Telecommunication Services* – 1.1%
1,808	SBA Communications Corp. Class A	202,153

TOTAL COMMON STOCKS		$ 18,425,969

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.1%
Repurchase Agreement – 1.1%
Joint Repurchase Agreement Account II
$200,000	0.098%	06/01/15	$ 200,000

TOTAL INVESTMENTS – 99.6%			$ 18,625,969

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			71,409

NET ASSETS – 100.0%			$ 18,697,378

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR —	American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,811,305

Gross unrealized gain	5,202,749
Gross unrealized loss	(388,085)

Net unrealized security gain	$4,814,664

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Biotechnology* – 2.2%
1,814	Biogen, Inc.	$ 720,140

Commercial Banks – 2.1%
11,562	First Republic Bank	700,079

Computers & Peripherals – 13.9%
23,510	Apple, Inc.	3,062,883
57,405	EMC Corp.	1,512,048

		4,574,931

Consumer Finance* – 3.5%
111,596	SLM Corp.	1,144,975

Diversified Financial Services – 3.9%
5,467	Intercontinental Exchange, Inc.	1,294,476

Food & Staples Retailing – 12.1%
10,914	Costco Wholesale Corp.	1,556,227
16,791	Walgreens Boots Alliance, Inc.	1,441,339
23,827	Whole Foods Market, Inc.	982,626

		3,980,192

Health Care Equipment & Supplies – 5.1%
34,573	Abbott Laboratories	1,680,248

Hotels, Restaurants & Leisure – 3.4%
12,239	Yum! Brands, Inc.	1,102,856

Internet & Catalog Retail* – 9.2%
3,656	Amazon.com, Inc.	1,569,265
1,249	The Priceline Group, Inc.	1,463,878

		3,033,143

Internet Software & Services – 15.0%
6,999	Equinix, Inc.	1,876,222
3,387	Google, Inc. Class A*	1,846,999
6,271	LinkedIn Corp. Class A*	1,222,406

		4,945,627

Oil, Gas & Consumable Fuels – 2.9%
11,368	Anadarko Petroleum Corp.	950,478

Pharmaceuticals* – 3.6%
16,122	Mylan NV	1,170,941

Real Estate Investment Trusts – 4.7%
16,609	American Tower Corp.	1,541,149

Road & Rail – 4.1%
14,798	Kansas City Southern	1,339,219

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 11.4%
40,341	Kate Spade & Co.*	$ 999,650
11,969	NIKE, Inc. Class B	1,216,888
14,772	PVH Corp.	1,545,742

		3,762,280

TOTAL COMMON STOCKS		$ 31,940,734

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$800,000	0.098%	06/01/15	$ 800,000

TOTAL INVESTMENTS – 99.5%			$ 32,740,734

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			170,722

NET ASSETS – 100.0%			$ 32,911,456

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$30,160,684

Gross unrealized gain	3,433,937
Gross unrealized loss	(853,887)

Net unrealized security gain	$2,580,050

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 100.1%
Auto Components – 1.6%
1,328,676	BorgWarner, Inc.	$ 79,919,861

Automobiles* – 0.7%
143,128	Tesla Motors, Inc.	35,896,502

Biotechnology* – 4.4%
583,077	Alkermes PLC	35,626,005
1,277,407	Cepheid, Inc.	70,474,544
420,738	Medivation, Inc.	55,558,453
514,365	Vertex Pharmaceuticals, Inc.	65,987,886

		227,646,888

Building Products – 1.0%
1,136,571	Fortune Brands Home & Security, Inc.	52,123,146

Chemicals – 5.0%
438,449	Ashland, Inc.	55,858,403
2,464,236	Axalta Coating Systems Ltd.*	84,400,083
457,953	International Flavors & Fragrances, Inc.	54,514,725
218,161	The Sherwin-Williams Co.	62,869,637

		257,642,848

Commercial Banks – 2.7%
745,183	Eagle Bancorp, Inc.*	29,650,831
1,836,207	First Republic Bank	111,182,334

		140,833,165

Consumer Finance – 2.4%
3,427,752	Navient Corp.	66,052,781
5,439,533	SLM Corp.*	55,809,609

		121,862,390

Distributors* – 1.3%
2,412,281	LKQ Corp.	68,918,868

Diversified Financial Services – 2.2%
488,802	Intercontinental Exchange, Inc.	115,738,538

Diversified Telecommunication Services* – 0.9%
843,630	Level 3 Communications, Inc.	46,804,592

Electrical Equipment – 5.5%
1,442,527	AMETEK, Inc.	77,550,252
1,408,079	Generac Holdings, Inc.*	58,829,541
564,214	Hubbell, Inc. Class B	60,952,038
1,536,148	Sensata Technologies Holding NV*	84,626,393

		281,958,224

Electronic Equipment, Instruments & Components – 1.7%
1,538,576	Amphenol Corp. Class A	87,775,761

Energy Equipment & Services* – 2.1%
714,275	Dril-Quip, Inc.	53,984,904
3,838,302	Weatherford International PLC	53,045,334

		107,030,238

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.4%
1,721,778	Whole Foods Market, Inc.	$ 71,006,125

Food Products – 5.7%
661,884	Keurig Green Mountain, Inc.	57,080,876
1,195,712	McCormick & Co., Inc.	93,863,392
1,184,055	The Hain Celestial Group, Inc.*	74,915,160
941,693	TreeHouse Foods, Inc.*	67,170,962

		293,030,390

Health Care Equipment & Supplies – 3.0%
384,577	DexCom, Inc.*	27,581,862
137,033	Intuitive Surgical, Inc.*	66,837,846
448,345	Teleflex, Inc.	57,719,935

		152,139,643

Health Care Providers & Services – 2.3%
594,167	Cardinal Health, Inc.	52,387,705
478,463	Henry Schein, Inc.*	67,783,853

		120,171,558

Health Care Technology* – 2.1%
1,022,776	Cerner Corp.	68,822,597
2,186,522	HMS Holdings Corp.	37,258,335

		106,080,932

Hotels, Restaurants & Leisure* – 3.1%
108,415	Chipotle Mexican Grill, Inc.	66,731,601
524,542	Panera Bread Co. Class A	95,466,644

		162,198,245

Internet & Catalog Retail* – 2.1%
125,007	Netflix, Inc.	78,011,868
391,715	TripAdvisor, Inc.	29,872,186

		107,884,054

Internet Software & Services – 5.3%
474,002	Equinix, Inc.	127,065,716
363,908	GoDaddy, Inc. Class A*	9,800,042
466,919	LinkedIn Corp. Class A*	91,016,521
1,334,880	Pandora Media, Inc.*	24,922,210
567,327	Twitter, Inc.*	20,803,881

		273,608,370

IT Services – 3.8%
1,009,211	Black Knight Financial Services, Inc. Class A*	27,834,039
912,785	Fidelity National Information Services, Inc.	57,231,619
457,276	FleetCor Technologies, Inc.*	69,569,971
376,439	Global Payments, Inc.	39,292,703

		193,928,332

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 2.1%
1,264,443	Agilent Technologies, Inc.	$ 52,082,407
168,566	Mettler-Toledo International, Inc.*	54,730,009

		106,812,416

Machinery – 3.5%
955,298	Flowserve Corp.	52,541,390
1,131,690	Graco, Inc.	82,149,377
422,171	The Middleby Corp.*	45,889,988

		180,580,755

Multiline Retail* – 1.0%
986,913	Burlington Stores, Inc.	52,079,399

Oil, Gas & Consumable Fuels – 1.8%
617,711	Pioneer Natural Resources Co.	91,316,217

Pharmaceuticals* – 1.6%
1,163,906	Mylan NV	84,534,493

Real Estate Management & Development* – 1.4%
1,843,910	CBRE Group, Inc. Class A	70,511,118

Road & Rail – 1.9%
1,096,366	Kansas City Southern	99,221,123

Semiconductors & Semiconductor Equipment – 1.3%
1,155,732	Broadcom Corp. Class A	65,703,364

Software – 6.5%
1,270,860	Guidewire Software, Inc.*	61,573,167
777,092	Intuit, Inc.	80,934,132
946,187	Red Hat, Inc.*	73,111,869
896,815	ServiceNow, Inc.*	68,704,997
712,598	Splunk, Inc.*	48,185,877

		332,510,042

Specialty Retail – 8.2%
613,888	Advance Auto Parts, Inc.	94,059,919
1,728,117	Five Below, Inc.*	57,459,890
536,063	L Brands, Inc.	46,380,171
585,750	Restoration Hardware Holdings, Inc.*	53,279,820
781,932	Tractor Supply Co.	68,137,555
676,147	Ulta Salon, Cosmetics & Fragrance, Inc.*	103,193,555

		422,510,910

Textiles, Apparel & Luxury Goods – 6.2%
3,680,240	Kate Spade & Co.*	91,196,347
926,502	PVH Corp.	96,949,169
870,690	Under Armour, Inc. Class A*	68,270,803
904,388	VF Corp.	63,696,047

		320,112,366

Trading Companies & Distributors – 2.3%
498,655	W.W. Grainger, Inc.	119,841,756

Wireless Telecommunication Services* – 2.0%
902,211	SBA Communications Corp. Class A	100,876,212

TOTAL COMMON STOCKS		$5,150,808,841

Shares	Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund – FST Shares
$ 4,942,903	0.006%	$ 4,942,903

TOTAL INVESTMENTS – 100.2%		$ 5,155,751,744

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(8,455,088)

NET ASSETS – 100.0%		$ 5,147,296,656

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,092,773,978

Gross unrealized gain	1,187,837,707
Gross unrealized loss	(124,859,941)

Net unrealized security gain	$1,062,977,766

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Aerospace & Defense* – 0.6%
598,142	Aerovironment, Inc.	$ 15,461,971

Auto Components – 0.9%
390,554	BorgWarner, Inc.	23,491,823

Biotechnology* – 6.8%
1,021,811	Achillion Pharmaceuticals, Inc.	10,105,711
328,884	Alder Biopharmaceuticals, Inc.	13,984,148
355,857	Alkermes PLC	21,742,863
1,083,616	Amicus Therapeutics, Inc.	13,339,313
575,272	Cepheid, Inc.	31,737,756
312,388	Cidara Therapeutics, Inc.	4,901,368
213,127	Forward Pharma A/S ADR	7,212,218
161,894	Galapagos NV ADR	9,216,625
108,522	Incyte Corp.	11,953,698
209,641	Medivation, Inc.	27,683,094
127,401	Ophthotech Corp.	6,372,598
354,605	Otonomy, Inc.	8,694,914
415,073	Stemline Therapeutics, Inc.	5,715,555
171,384	Ultragenyx Pharmaceutical, Inc.	14,910,408

		187,570,269

Building Products – 0.5%
298,811	Fortune Brands Home & Security, Inc.	13,703,472

Capital Markets* – 0.1%
184,700	Virtu Financial, Inc. Class A	4,044,006

Chemicals – 4.2%
130,824	Airgas, Inc.	13,336,199
254,737	Ashland, Inc.	32,453,494
1,418,319	Axalta Coating Systems Ltd.*	48,577,426
182,787	International Flavors & Fragrances, Inc.	21,758,964

		116,126,083

Commercial Banks – 4.5%
1,191,301	Eagle Bancorp, Inc.*	47,401,867
905,312	First Republic Bank	54,816,642
519,293	Independent Bank Group, Inc.	21,052,138

		123,270,647

Commercial Services & Supplies – 3.7%
1,596,037	Healthcare Services Group, Inc.	48,216,278
1,509,461	Interface, Inc.	32,498,695
158,421	Stericycle, Inc.*	21,751,203

		102,466,176

Computers & Peripherals* – 1.4%
893,771	Electronics for Imaging, Inc.	38,637,720

Consumer Finance – 2.5%
1,959,505	Navient Corp.	37,759,661
2,997,421	SLM Corp.*	30,753,540

		68,513,201

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.9%
389,001	Avery Dennison Corp.	$ 24,083,052

Distributors* – 1.3%
1,263,512	LKQ Corp.	36,098,538

Diversified Telecommunication Services* – 1.0%
474,775	Level 3 Communications, Inc.	26,340,517

Electrical Equipment – 3.8%
729,452	Generac Holdings, Inc.*	30,476,505
295,390	Hubbell, Inc. Class B	31,910,982
746,293	Sensata Technologies Holding NV*	41,113,281

		103,500,768

Electronic Equipment, Instruments & Components – 1.9%
571,544	Amphenol Corp. Class A	32,606,585
203,374	IPG Photonics Corp.*	19,287,990

		51,894,575

Energy Equipment & Services* – 1.5%
414,120	Dril-Quip, Inc.	31,299,189
735,162	Weatherford International PLC	10,159,939

		41,459,128

Food & Staples Retailing* – 1.0%
929,671	Sprouts Farmers Market, Inc.	27,880,833

Food Products – 4.8%
788,653	Freshpet, Inc.*	15,646,875
426,847	McCormick & Co., Inc.	33,507,489
729,265	The Hain Celestial Group, Inc.*	46,140,597
520,799	TreeHouse Foods, Inc.*	37,148,593

		132,443,554

Health Care Equipment & Supplies – 3.2%
523,205	DexCom, Inc.*	37,524,263
228,931	Lumenis Ltd. Class B*	2,786,090
218,455	Teleflex, Inc.	28,123,897
672,335	Tornier NV*	17,870,664

		86,304,914

Health Care Providers & Services* – 4.8%
464,649	Acadia Healthcare Co., Inc.	34,449,077
414,572	Adeptus Health, Inc. Class A	29,040,769
168,119	Henry Schein, Inc.	23,817,419
268,685	MEDNAX, Inc.	19,124,998
675,271	Surgical Care Affiliates, Inc.	25,653,545

		132,085,808

Health Care Technology* – 0.9%
1,515,591	HMS Holdings Corp.	25,825,671

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 4.5%
843,715	Bloomin’ Brands, Inc.	$ 18,949,839
645,815	Chuy’s Holdings, Inc.*	16,784,732
248,387	Jack in the Box, Inc.	21,562,475
282,846	Panera Bread Co. Class A*	51,477,972
474,086	Zoe’s Kitchen, Inc.*	15,019,045

		123,794,063

Household Durables* – 0.8%
947,784	M/I Homes, Inc.	22,054,934

Internet Software & Services – 3.9%
397,202	Demandware, Inc.*	24,737,740
185,973	Equinix, Inc.	49,853,782
177,363	GoDaddy, Inc. Class A*	4,776,386
1,052,387	OPOWER, Inc.*	12,460,262
849,551	Pandora Media, Inc.*	15,861,117

		107,689,287

IT Services – 4.8%
729,537	Black Knight Financial Services, Inc. Class A*	20,120,630
886,685	EVERTEC, Inc.	19,711,008
189,421	FleetCor Technologies, Inc.*	28,818,511
261,724	Global Payments, Inc.	27,318,751
1,179,928	InterXion Holding NV*	36,211,990

		132,180,890

Life Sciences Tools & Services – 2.1%
63,320	Mettler-Toledo International, Inc.*	20,558,738
674,658	PerkinElmer, Inc.	35,574,716

		56,133,454

Machinery – 4.2%
415,185	Flowserve Corp.	22,835,175
545,852	Graco, Inc.	39,623,397
210,545	IDEX Corp.	16,266,707
920,955	Kornit Digital Ltd.*	13,142,028
208,985	The Middleby Corp.*	22,716,669

		114,583,976

Media* – 0.4%
144,656	AMC Networks, Inc. Class A	11,368,515

Multiline Retail* – 1.4%
732,065	Burlington Stores, Inc.	38,631,070

Pharmaceuticals* – 1.7%
251,723	Aerie Pharmaceuticals, Inc.	2,801,677
580,533	Cempra, Inc.	21,311,366
886,667	Corium International, Inc.	12,502,005
393,803	Revance Therapeutics, Inc.	10,081,357

		46,696,405

Professional Services* – 1.9%
518,680	The Advisory Board Co.	26,333,384
820,306	TriNet Group, Inc.	24,551,758

		50,885,142

Real Estate Management & Development* – 1.0%
720,516	CBRE Group, Inc. Class A	27,552,532

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 3.3%
285,223	Kansas City Southern	$ 25,812,681
1,435,088	Roadrunner Transportation Systems, Inc.*	35,690,639
1,238,938	Swift Transportation Co.*	28,830,087

		90,333,407

Software* – 6.8%
725,847	Guidewire Software, Inc.	35,167,287
267,450	NetSuite, Inc.	24,985,179
425,874	Red Hat, Inc.	32,907,284
540,270	ServiceNow, Inc.	41,390,085
546,700	Splunk, Inc.	36,967,854
119,258	Tableau Software, Inc. Class A	13,501,198

		184,918,887

Specialty Retail – 6.1%
240,737	Advance Auto Parts, Inc.	36,885,723
768,547	Five Below, Inc.*	25,554,188
377,914	Restoration Hardware Holdings, Inc.*	34,375,058
302,560	Tractor Supply Co.	26,365,078
291,090	Ulta Salon, Cosmetics & Fragrance, Inc.*	44,426,156

		167,606,203

Textiles, Apparel & Luxury Goods – 4.2%
1,596,243	Kate Spade & Co.*	39,554,902
388,753	PVH Corp.	40,679,114
432,430	Under Armour, Inc. Class A*	33,906,836

		114,140,852

Thrifts & Mortgage Finance* – 0.6%
1,448,638	MGIC Investment Corp.	15,717,722

Wireless Telecommunication Services* – 1.4%
345,313	SBA Communications Corp. Class A	38,609,447

TOTAL COMMON STOCKS		$ 2,724,099,512

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
Joint Repurchase Agreement Account II
$14,600,000	0.098%	06/01/15	$ 14,600,000

TOTAL INVESTMENTS – 100.0%			$ 2,738,699,512

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			1,017,039

NET ASSETS – 100.0%			$ 2,739,716,551

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,119,191,149

Gross unrealized gain	659,198,402
Gross unrealized loss	(39,690,039)

Net unrealized security gain	$619,508,363

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Aerospace & Defense – 3.0%
83,654	Honeywell International, Inc.	$ 8,716,747
28,402	The Boeing Co.	3,991,049

		12,707,796

Auto Components – 0.7%
52,146	BorgWarner, Inc.	3,136,582

Beverages – 1.9%
40,093	Coca-Cola Enterprises, Inc.	1,773,314
153,396	The Coca-Cola Co.	6,283,100

		8,056,414

Biotechnology – 4.9%
21,775	Alexion Pharmaceuticals, Inc.*	3,567,616
32,571	Amgen, Inc.	5,089,544
19,278	Biogen, Inc.*	7,653,173
39,918	Gilead Sciences, Inc.*	4,481,594

		20,791,927

Building Products – 0.8%
74,896	Fortune Brands Home & Security, Inc.	3,434,731

Chemicals – 1.8%
25,637	Ashland, Inc.	3,266,154
15,986	The Sherwin-Williams Co.	4,606,845

		7,872,999

Commercial Banks – 1.1%
81,135	First Republic Bank	4,912,724

Communications Equipment – 1.9%
116,016	QUALCOMM, Inc.	8,083,995

Computers & Peripherals – 9.0%
236,237	Apple, Inc.	30,776,956
282,802	EMC Corp.	7,449,005

		38,225,961

Consumer Finance – 1.7%
35,151	American Express Co.	2,802,238
426,588	SLM Corp.*	4,376,793

		7,179,031

Diversified Financial Services – 1.6%
28,310	Intercontinental Exchange, Inc.	6,703,242

Energy Equipment & Services – 1.5%
138,220	Halliburton Co.	6,275,188

Food & Staples Retailing – 5.1%
72,938	Costco Wholesale Corp.	10,400,230
79,662	Walgreens Boots Alliance, Inc.	6,838,186
111,851	Whole Foods Market, Inc.	4,612,735

		21,851,151

Shares	Description	Value
Common Stocks – (continued)
Food Products – 2.6%
27,574	Keurig Green Mountain, Inc.	$ 2,377,982
49,665	McCormick & Co., Inc.	3,898,702
73,055	The Hain Celestial Group, Inc.*	4,622,190

		10,898,874

Health Care Equipment & Supplies – 2.0%
112,702	Abbott Laboratories	5,477,317
5,885	Intuitive Surgical, Inc.*	2,870,409

		8,347,726

Health Care Providers & Services – 1.7%
31,043	McKesson Corp.	7,364,331

Health Care Technology* – 1.2%
75,147	Cerner Corp.	5,056,642

Hotels, Restaurants & Leisure – 3.5%
3,177	Chipotle Mexican Grill, Inc.*	1,955,507
134,134	Starbucks Corp.	6,969,603
68,340	Yum! Brands, Inc.	6,158,117

		15,083,227

Household Products – 1.3%
85,868	Colgate-Palmolive Co.	5,735,124

Industrial Conglomerates – 1.1%
53,018	Danaher Corp.	4,576,514

Internet & Catalog Retail* – 5.7%
27,727	Amazon.com, Inc.	11,901,260
8,429	Netflix, Inc.	5,260,202
5,910	The Priceline Group, Inc.	6,926,756

		24,088,218

Internet Software & Services – 9.7%
38,271	Equinix, Inc.	10,259,307
105,183	Facebook, Inc. Class A*	8,329,442
17,478	Google, Inc. Class A*	9,531,103
14,456	Google, Inc. Class C*	7,692,182
28,555	LinkedIn Corp. Class A*	5,566,226

		41,378,260

IT Services – 3.1%
27,729	FleetCor Technologies, Inc.*	4,218,690
20,114	International Business Machines Corp.	3,412,340
59,006	MasterCard, Inc. Class A	5,443,894

		13,074,924

Life Sciences Tools & Services – 0.6%
65,439	Agilent Technologies, Inc.	2,695,432

Machinery – 1.6%
17,110	Cummins, Inc.	2,319,260
64,118	Ingersoll-Rand PLC	4,410,036

		6,729,296

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 3.2%
130,646	Comcast Corp. Class A	$ 7,637,565
180,234	Twenty-First Century Fox, Inc. Class A	6,055,863

		13,693,428

Oil, Gas & Consumable Fuels – 2.2%
56,118	Anadarko Petroleum Corp.	4,692,026
30,733	Pioneer Natural Resources Co.	4,543,259

		9,235,285

Pharmaceuticals – 4.0%
23,195	Actavis PLC*	7,116,458
95,145	Mylan NV*	6,910,381
11,936	Shire PLC ADR	3,105,151

		17,131,990

Real Estate Investment Trusts – 2.2%
102,916	American Tower Corp.	9,549,576

Real Estate Management & Development* – 1.1%
121,531	CBRE Group, Inc. Class A	4,647,345

Road & Rail – 1.1%
51,358	Kansas City Southern	4,647,899

Semiconductors & Semiconductor Equipment* – 0.8%
32,070	NXP Semiconductors NV	3,599,857

Software – 5.9%
55,787	Intuit, Inc.	5,810,216
127,991	Microsoft Corp.	5,997,658
213,545	Oracle Corp.	9,287,072
50,349	ServiceNow, Inc.*	3,857,237

		24,952,183

Specialty Retail – 3.1%
14,107	Advance Auto Parts, Inc.	2,161,474
49,142	L Brands, Inc.	4,251,766
62,381	The Home Depot, Inc.	6,950,491

		13,363,731

Textiles, Apparel & Luxury Goods – 4.1%
171,250	Kate Spade & Co.*	4,243,575
75,787	NIKE, Inc. Class B	7,705,264
51,235	PVH Corp.	5,361,231

		17,310,070

Tobacco – 1.0%
50,733	Philip Morris International, Inc.	4,214,390

Trading Companies & Distributors – 1.1%
18,835	W.W. Grainger, Inc.	4,526,616

TOTAL COMMON STOCKS		$421,132,679

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
$3,000,000	0.098%	06/01/15	$ 3,000,000

TOTAL INVESTMENTS – 99.6%			$ 424,132,679

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			1,576,882

NET ASSETS – 100.0%			$ 425,709,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$320,745,975

Gross unrealized gain	110,867,625
Gross unrealized loss	(7,480,921)

Net unrealized security gain	$103,386,704

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Communications Equipment – 3.7%
232,887	QUALCOMM, Inc.	$ 16,227,566

Computers & Peripherals – 14.7%
310,426	Apple, Inc.	40,442,299
183,297	Electronics for Imaging, Inc.*	7,923,929
642,261	EMC Corp.	16,917,155

		65,283,383

Diversified Financial Services – 2.0%
37,783	Intercontinental Exchange, Inc.	8,946,259

Diversified Telecommunication Services* – 2.1%
167,963	Level 3 Communications, Inc.	9,318,587

Electronic Equipment, Instruments & Components – 3.1%
243,284	Amphenol Corp. Class A	13,879,352

Internet & Catalog Retail* – 6.2%
41,410	Amazon.com, Inc.	17,774,414
8,429	The Priceline Group, Inc.	9,879,125

		27,653,539

Internet Software & Services – 21.5%
98,245	Demandware, Inc.*	6,118,699
57,085	Equinix, Inc.	15,302,776
186,503	Facebook, Inc. Class A*	14,769,173
89,359	GoDaddy, Inc. Class A*	2,406,438
29,769	Google, Inc. Class A*	16,233,631
26,656	Google, Inc. Class C*	14,183,924
86,870	LinkedIn Corp. Class A*	16,933,569
219,872	Pandora Media, Inc.*	4,105,010
130,860	Yahoo!, Inc.*	5,618,474

		95,671,694

IT Services – 8.1%
22,478	Alliance Data Systems Corp.*	6,699,118
23,014	Black Knight Financial Services, Inc. Class A*	634,726
149,323	Cognizant Technology Solutions Corp. Class A*	9,664,185
90,667	Fidelity National Information Services, Inc.	5,684,821
46,367	FleetCor Technologies, Inc.*	7,054,276
61,514	Global Payments, Inc.	6,420,831

		36,157,957

Real Estate Investment Trusts – 3.4%
161,928	American Tower Corp.	15,025,299

Semiconductors & Semiconductor Equipment – 7.1%
356,824	Applied Materials, Inc.	7,182,867
250,323	Broadcom Corp. Class A	14,230,863
88,969	NXP Semiconductors NV*	9,986,770

		31,400,500

Shares	Description	Value
Common Stocks – 99.8%
Software – 24.7%
150,196	Adobe Systems, Inc.*	$ 11,879,002
225,614	Guidewire Software, Inc.*	10,930,998
113,399	Intuit, Inc.	11,810,506
384,287	Oracle Corp.	16,712,642
114,545	Red Hat, Inc.*	8,850,892
131,510	Salesforce.com, Inc.*	9,567,353
204,358	ServiceNow, Inc.*	15,655,866
153,855	Splunk, Inc.*	10,403,675
99,446	VMware, Inc. Class A*	8,683,625
68,182	Workday, Inc. Class A*	5,380,923

		109,875,482

Wireless Telecommunication Services* – 3.2%
124,843	SBA Communications Corp. Class A	13,958,696

TOTAL COMMON STOCKS		$ 443,398,314

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.2%
Repurchase Agreement – 0.2%
Joint Repurchase Agreement Account II
$1,200,000	0.098%	06/01/15	$ 1,200,000

TOTAL INVESTMENTS – 100.0%			$ 444,598,314

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(197,970)

NET ASSETS – 100.0%			$ 444,400,344

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 29, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$299,946,019

Gross unrealized gain	149,054,194
Gross unrealized loss	(4,401,899)

Net unrealized security gain	$144,652,295

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Board of Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds – Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Board of Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Board of Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2015:

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$20,442,669	$—	$—
North America	977,005,838	—	—
Short-term Investment	—	4,400,000	—
Total	$997,448,507	$4,400,000	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,619,691	$—	$—
North America	176,650,929	—	—
Short-term Investment	—	3,100,000	—
Total	$179,270,620	$3,100,000	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$12,564,531	$—	$—
Short-term Investment	—	300,000	—
Total	$12,564,531	$300,000	$—

FLEXIBLE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$364,850	$—	$—
North America	18,061,119	—	—
Short-term Investment	—	200,000	—
Total	$18,425,969	$200,000	$—

FOCUSED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$31,940,734	$—	$—
Short-term Investment	—	800,000	—
Total	$31,940,734	$800,000	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$173,297,732	$—	$—
North America	4,977,511,109	—	—
Investment Company	4,942,903	—	—
Total	$5,155,751,744	$—	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$15,928,118	$—	$—
Europe	143,527,580	—	—
North America	2,564,643,814	—	—
Short-term Investment	—	14,600,000	—
Total	$2,724,099,512	$14,600,000	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$6,705,008	$—	$—
North America	414,427,671	—	—
Short-term Investment	—	3,000,000	—
Total	$421,132,679	$3,000,000	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TECHNOLOGY TOLLKEEPER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,986,770	$—	$—
North America	433,411,544	—	—
Short-term Investment	—	1,200,000	—
Total	$443,398,314	$1,200,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$4,400,000	$4,400,012	$4,488,001
Concentrated Growth	3,100,000	3,100,008	3,162,001
Dynamic U.S. Equity	300,000	300,001	306,001
Flexible Cap Growth	200,000	200,001	204,000
Focused Growth	800,000	800,002	816,000
Small/Mid Cap Growth	14,600,000	14,600,040	14,892,002
Strategic Growth	3,000,000	3,000,008	3,060,001
Technology Tollkeeper	1,200,000	1,200,003	1,224,000

REPURCHASE AGREEMENTS — At May 31, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Capital Growth	Concentrated Growth	Dynamic U.S. Equity	Flexible Cap Growth	Focused Growth	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper
BNP Paribas Securities Co.	0.110%	$923,012	$650,304	$62,933	$41,955	$167,820	$3,062,723	$629,327	$251,731
Citigroup Global Markets, Inc.	0.070	923,012	650,304	62,933	41,955	167,820	3,062,723	629,327	251,731
Citigroup Global Markets, Inc.	0.110	941,473	663,310	64,191	42,794	171,177	3,123,977	641,913	256,765
Merrill Lynch & Co., Inc.	0.100	1,612,503	1,136,082	109,943	73,296	293,183	5,350,577	1,099,433	439,773
TOTAL		$4,400,000	$3,100,000	$300,000	$200,000	$800,000	$14,600,000	$3,000,000	$1,200,000

At May 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	2.220%	05/29/24
Federal Home Loan Mortgage Corp.	1.250 to 6.500	05/01/17 to 04/01/45
Federal National Mortgage Association	2.500 to 6.500	10/01/15 to 06/01/45
Government National Mortgage Association	2.500 to 6.500	05/15/18 to 05/20/45
United States Treasury Inflation Protected Security	1.875	07/15/19
United States Treasury Principal-Only Stripped Securities	0.000	05/15/18 to 02/15/43
United States Treasury Notes	2.000 to 2.750	01/15/20 to 05/15/25

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Concentrated Growth and Focused Growth Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Technology Tollkeeper Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 28, 2015

*	Print the name and title of each signing officer under his or her signature.